FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Oct. 31, 2019	Jan. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of Fair Value of Warrant Liability Classified as Level 3 Liabilities

The table below presents the activity within Level 3 of the fair value hierarchy (in thousands):

Warrant Liability
Balance as of February 1, 2019	$11
Change in fair value of warrants	(9)
Balance as of April 30, 2019	2
Change in fair value of warrants	(2)
Balance as of July 31, 2019 and October 31, 2019	$—

The fair value of the warrant liability was classified as a Level 3 liability, as the Company uses unobservable inputs to value it. The table below presents the activity within Level 3 of the fair value hierarchy (in thousands):

Warrant Liability
Balance as of January 31, 2017	$403
Change in fair value of warrants	(364)
Balance as of January 31, 2018	39
Change in fair value of warrants	(28)
Balance as of January 31, 2019	$11